BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Details) € in Millions, £ in Millions, ₩ in Billions	1 Months Ended					12 Months Ended
	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Mar. 31, 2013 KRW (₩) loan	Mar. 31, 2013 USD ($) loan	Dec. 31, 2019 GBP (£) director	Dec. 31, 2019 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)
BORROWINGS [Line Items]
Short-term borrowings								$ 3,368,272			$ 7,173,571
Proceeds from bonds		€ 11.5	$ 12,900,000				$ 12,913,675	0	$ 0
Bonds payable		€ 2.2						$ 0			$ 2,503,621	$ 2,500,000
Number of director | director						1	1
Long-term
Weighted average interest rate (as a percent)								6.57%		5.52%	5.52%
Interest expense
Interest Costs Incurred							$ 12,329,336	$ 11,578,848	4,045,277
Interest Paid, Capitalized							3,169,518	2,874,944	$ 108,975
Sale Leaseback Transaction, Net Book Value								23,474,319			$ 4,008,534
Cash consideration received in sale of self-built solar projects							$ 2,793,810	24,876,650
Solar Project, Useful Life						25 years	25 years
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Noncurrent								48,748,462			30,036,724
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current								7,275,464			0
Interest Expense, Debt							$ 4,415,569	$ 4,617,129
Sale Leaseback Transaction, Lease Terms						5 to 10 years	5 to 10 years
KOREA, REPUBLIC OF
Long-term
Number of four year term loans | loan				2	2
Extended Maturity Term									3 years
Interest expense
Proceeds from Issuance of Long-term Debt				₩ 35.7	$ 30,900,000
Debt Instrument, Maturity Date									Mar. 01, 2020
Long-term Debt										₩ 32.7	28,300,000
UK Lender
Interest expense
Long-term Debt, Current Maturities											$ 300,000
Proceeds from Issuance of Long-term Debt	£ 3.0		$ 3,900,000			£ 2.8	$ 3,700,000
Debt Instrument, Maturity Date						Aug. 01, 2025	Aug. 01, 2025
Financings With Failed Sale Lease Back Transactions [Member]
BORROWINGS [Line Items]
Weighted average interest rate								6.53%		7.13%	7.13%
Interest expense
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current								$ 7,275,464			$ 5,512,507
Long-term [Member]
Long-term
Weighted average interest rate (as a percent)								5.86%	5.80%	4.57%	4.57%
Bond payable
BORROWINGS [Line Items]
Weighted average interest rate										6.75%	6.75%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term borrowings								$ 3,368,272			$ 7,173,571
Bonds payable											2,503,621
Secured borrowings								82,531,342			31,950,441
Interest expense
Long-term Debt, Current Maturities								$ 41,096,243			$ 28,583,380